Taxes	12 Months Ended
Sep. 30, 2025
Taxes [Abstract]
TAXES

Note 17 — TAXES

(a) Corporate Income Taxes (“CIT”)

Cayman Islands

The Cayman Islands currently levies no taxes on individuals or corporations based upon profits, income, gains, or appreciation and there is no taxation in inheritance or estate duty. There are no other taxes likely to be material to the Company levied by the Government of the Cayman Islands except for stamp duties which may be applicable on instruments executed in, or, after execution, brought within the jurisdiction of the Cayman Islands. No stamp duty is payable in the Cayman Islands on the issue of shares by, or any transfers of shares of, Cayman Islands companies (except those which hold interests in land in the Cayman Islands). There are no exchange control regulations or currency restrictions in the Cayman Islands.

Payments of dividends and capital in respect of our shares will not be subject to taxation in the Cayman Islands and no withholding will be required on the payment of a dividend or capital to any holder of our Ordinary Shares, nor will gains derived from the disposal of our shares be subject to Cayman Islands income or corporation tax.

Hong Kong

Under Hong Kong tax laws, Shanghai Golden Sun and Hong Kong Golden Sun are subject to a statutory income tax rate at 16.5% if revenue is generated in Hong Kong and they are exempted from income tax on their foreign-derived income. There are no withholding taxes in Hong Kong on remittance of dividends. No Hong Kong profit tax has been provided as there were no assessable profits earned or derived from Hong Kong during the years presented.

PRC

Under the Enterprise Income Tax (“EIT”) Law of PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on a case-by-case basis. All the Company’s PRC subsidiaries are subject to statutory 25% income tax rate for the year ended September 30, 2023. All the Company’s PRC subsidiaries are qualified as small and micro enterprises for the years ended September 30, 2025 and 2024, thus, the preferential effective tax rates of 2.5%-5% (2023: 25%) are applied to these entities.

The PRC tax system is subject to substantial uncertainties. There can be no assurance that changes in PRC tax laws or their interpretation or their application will not subject the Company’s PRC entities to substantial PRC taxes in the future.

i)	The components of the income tax benefit (provision) are as follows:

	For the Years Ended September 30,
	2025	2024	2023
Current income tax	$-	$16,924	$99,380
Deferred income tax	(3,554)	-	-
Total income tax (benefit) provision	$(3,554)	$16,924	$99,380

ii)	The following table reconciles PRC statutory rates to the Company’s effective tax rate:

	For the Years Ended September 30,
	2025	2024	2023
Loss before income taxes	$(5,955,381)	$(2,149,425)	$(2,604,683)
Income benefit computed based on PRC statutory rate	(1,488,846)	(537,356)	(651,171)
Tax effect of different tax rates in other jurisdictions	2,814,564	116,027	601,772
Impact of preferential tax	480,871	225,273	-
Tax effect of unrecognized income or loss	(1,866,406)	179,819	202,942
Change in valuation allowance	55,860	(3,302)	(67,083)
Impact of tax rate change	-	35,235	-
Non-deductible items and others*	403	1,228	12,920
Income tax (benefit) provision	$(3,554)	$16,924	$99,380

*	Non-deductible items and others represent excess expenses and losses not deductible for PRC tax purpose.
iii)	The following table summarizes deferred tax assets and liabilities resulting from differences between financial accounting basis and tax basis of assets and liabilities:

	September 30, 2025	September 30, 2024
Deferred tax assets:
Net operating loss carry-forward	$97,823	$41,826
Valuation allowance	(97,823)	(41,826)
Total deferred tax assets	$-	$-

Deferred tax liabilities:
Increase in fair value of intangible assets acquired through acquisition	$230,469	$-
Deferred tax liabilities	$230,469	$-

ⅳ)	The following table summarizes deferred tax assets valuation allowance movement:

	September 30, 2025	September 30, 2024
Beginning balance	$41,826	$43,491
Charge (credit) to tax expense in current year	55,860	(3,302)
Foreign currency translation adjustments	137	1,637
Ending balance	$97,823	$41,826

As of September 30, 2025, the total of net operating losses carried forward was $1,931,100, which will expire on various dates from May 31, 2026 to May 31, 2030. As of September 30, 2024, the total of net operating losses carried forward was $814,834, which will expire on various dates from May 31, 2025 to May 31, 2029. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Recovery of substantially all of the Company’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are recoverable, management believes that it is more likely than not that the results of future operations will not generate sufficient taxable income to realize the deferred tax assets as of September 30, 2025 and 2024.

(b) Taxes payable

Taxes payable consist of the following:

	September 30, 2025	September 30, 2024
Income tax payable	$1,039,854	$1,058,294
Value-added tax payable	227,111	311,956
Other taxes payable	51,272	53,674
Total taxes payable	$1,318,237	$1,423,924

A reconciliation of the beginning and ending amount of income tax payable as follows:

	September 30, 2025	September 30, 2024
Balance at beginning of period	$1,058,294	$1,000,340
(Decrease) Increase related to current year tax positions	(3,322)	17,795
Foreign exchange translation effect	(15,118)	40,159
Balance at end of period	$1,039,854	$1,058,294

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. As of September 30, 2025, the tax years ended December 31, 2020 through December 31, 2024 for the Company’s PRC subsidiaries remain open for statutory examination by PRC tax authorities.